Franchise Arrangements (Schedule of Future Minimum Rent Payments Under Franchised Agreements) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Franchise Arrangements [Line Items]
2017	$ 25,683
2018	24,196
2019	23,051
2020	21,190
2021	19,304
Thereafter	87,287
Total	200,711
Owned Sites [Member]
Franchise Arrangements [Line Items]
2017	5,318
2018	4,824
2019	4,358
2020	3,954
2021	3,646
Thereafter	16,009
Total	38,109
Leased Sites [Member]
Franchise Arrangements [Line Items]
2017	20,365
2018	19,372
2019	18,693
2020	17,236
2021	15,658
Thereafter	71,278
Total	$ 162,602